UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4651 John Hancock Strategic Series
(Exact name of registrant as specified in charter)
601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2005
ITEM 1. REPORT TO SHAREHOLDERS.

SEMIANNUAL REPORT

John Hancock

High Income Fund

November 30, 2005

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,025.30	$6.59
Class B	1,021.70	10.12
Class C	1,021.70	10.12
Class I	1,027.10	4.83

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

1

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,018.56	$6.56
Class B	1,015.06	10.09
Class C	1,015.05	10.09
Class I	1,020.30	4.81

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1] Expenses are equal to the Fund's annualized expense ratio of 1.30%, 2.00%, 2.00% and 0.95% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent period/365 or 366.

2

John Hancock

High Income Fund

Securities owned by the Fund on
November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
Bonds 88.77%					$20,501,009
(Cost $19,951,694)

Advertising 1.09%					250,625

Lamar Media Corp.,
Sr Sub Note (S)	6.625%	08-15-15	B	$250	250,625

Aluminum 1.01%					233,750

Novelis, Inc.,
Sr Note (Canada) (S)	7.250	02-15-15	B	250	233,750

Apparel Retail 1.32%					306,000

Oxford Industries, Inc.,
Sr Note	8.875	06-01-11	B	300	306,000

Broadcasting & Cable TV 10.82%					2,498,658

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	350	350,437
Charter Communications Holdings LLC,
Gtd Sr Sec Note (S)	11.000	10-01-15	CCC-	344	294,980
CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	250	266,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Sr Note	8.375	03-15-13	BB-	156	169,260
Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	315	349,650
Sinclair Broadcast Group, Inc.,
Sr Sub Note	8.000	03-15-12	B	400	412,000
TCI Communications, Inc.,
Sr Deb	7.875	08-01-13	BBB	300	338,206
XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	282	317,250

Building Products 1.04%					239,916

Celulosa Arauco y Constitucion S.A.,
Note (Chile)	5.125	07-09-13	BBB+	250	239,916

Casinos & Gaming 11.93%					2,755,930

Chukchansi Economic Development Auth.,
Sr Note (S)	8.000	11-15-13	BB-	170	170,850
Isle of Capri Casinos, Inc.,
Sr Sub Note	9.000	03-15-12	B	200	211,500
Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	250	265,938
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	BB-	50	54,750
Mashantucket West Pequot,
Bonds (S)	5.912	09-01-21	BBB-	300	296,967
Mohegan Tribal Gaming Auth.,
Sr Sub Note	8.000	04-01-12	B+	250	263,750
Sr Sub Note	7.125	08-15-14	B+	100	102,000

3

John Hancock

High Income Fund

Securities owned by the Fund on
November 30, 2005 (unaudited)

Sr Sub Note	6.375	07-15-09	B+	250	250,625
MTR Gaming Group, Inc.,
Sr Note Ser B	9.750	04-01-10	B+	350	367,500
Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B	100	96,750
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	12-15-10	B+	300	310,875
Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	339	364,425

Commodity Chemicals 2.11%					487,000

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB-	400	487,000

Construction Materials 1.32%					304,500

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	300	304,500

Diversified Banks 3.21%					740,335

Corporacion Andina de Fomento,
Note (Supranational)	5.200	05-21-13	A	400	395,903
Sumitomo Mitsui Banking Corp., (New York Branch),
Sub Note Tier II (Japan)	8.000	06-15-12	BBB+	300	344,432

Diversified Chemicals 1.31%					301,875

Nova Chemicals Corp.,
Sr Note (Canada)	7.000	05-15-06	BB+	300	301,875

Diversified Commercial Services 1.59%					366,138

Noble Group Ltd.,
Sr Note (Bermuda) (S)	6.625	03-17-15	BB+	400	366,138

Diversified Financial Services 1.21%					279,343

Glencore Funding LLC,
Gtd Note (S)	6.000	04-15-14	BBB-	300	279,343

Electric Utilities 5.20%					1,201,740

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625	04-30-13	BBB-	324	353,825
Empresa Nacional de Electicidad S.A.,
Bond (Chile)	7.875	02-01-27	BBB-	500	541,915
PSE&G Energy Holdings LLC,
Sr Note	7.750	04-16-07	BB-	300	306,000

Electrical Components & Equipment 1.34%					310,275

L-3 Communications Corp.,
Sr Sub Note (S)	6.375	10-15-15	BB+	315	310,275

Environmental Services 1.81%					419,137

Allied Waste North America, Inc.,
Sr Note Ser B	9.250	09-01-12	BB-	93	101,137
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	318,000

4

John Hancock

High Income Fund

Securities owned by the Fund on
November 30, 2005 (unaudited)

Food Retail 1.55%					358,793

Del Monte Corp.,
Sr Sub Note	8.625	12-15-12	B	237	248,850
Dole Food Co., Inc.,
Sr Note	8.875	03-15-11	B+	107	109,943

Foreign Government 12.34%					2,851,057

Brazil, Federal Republic of,
Global Bond (Brazil)	10.250	01-11-06	BB-	500	502,750
Colombia, Republic of,
Bond (Colombia)	9.750	04-09-11	BB+	690	773,232
Mexican States, United,
Global Med Term Note (Mexico)	8.375	01-14-11	BBB	150	171,150
Panama, Republic of,
Note (Panama)	7.250	03-15-15	BB	400	422,400
Peru, Republic of,
Bond (Peru)	9.125	01-15-08	BB	300	322,500
Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	300	337,875
Venezuela, Republic of,
Note (Venezuela)	8.500	10-08-14	B+	300	321,150

Hotels, Resorts & Cruise Lines 1.42%					328,500

Starwood Hotels and Resorts Worldwide, Inc.,
Sr Note	7.875	05-01-12	BB+	300	328,500

Industrial Machinery 1.78%					412,000

Manitowoc Co., Inc., (The)
Sr Note	7.125	11-01-13	B+	400	412,000

Integrated Oil & Gas 1.87%					430,850

Pemex Project Funding Master Trust,
Gtd Note	8.500	02-15-08	BBB	300	320,550
Gtd Note	7.375	12-15-14	BBB	100	110,300

Leisure Facilities 1.37%					315,750

Cinemark USA, Inc.,
Sr Sub Note	9.000	02-01-13	B-	300	315,750

Leisure Products 1.79%					414,000

Gaylord Entertainment Co.,
Sr Note	8.000	11-15-13	B-	400	414,000

Metal & Glass Containers 3.78%					872,750

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	400	416,000
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	309,750
Gtd Sr Sec Note	8.875	02-15-09	BB-	140	147,000

Multi-Utilities & Unregulated Power 0.42%					98,087

Salton Sea Funding Corp.,

5

John Hancock
High Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

Gtd Sr Sec Bond Ser F	7.475	11-30-18	BB+	47	52,063
Sr Sec Note Ser C	7.840	05-30-10	BB+	44	46,024

Oil & Gas Exploration & Production 4.21%					972,180

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB-	300	317,250
Sr Note	6.875	01-15-16	BB-	336	337,680
Ocean Rig Norway AS,
Gtd Sr Note (Norway) (S)	8.375	07-01-13	B-	300	317,250

Paper Packaging 4.30%					993,500

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	500	495,000
Stone Container Corp.,
Sr Note	9.250	02-01-08	B	200	206,000
Sr Note	8.375	07-01-12	B	300	292,500

Paper Products 0.57%					131,250

Longview Fibre Co.,
Sr Sub Note	10.000	01-15-09	B+	125	131,250

Real Estate Investment Trusts 1.75%					403,000

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB-	400	403,000

Regional Banks 0.76%					175,476

Colonial Bank,
Sub Note	9.375	06-01-11	BBB-	150	175,476

Specialized Finance 0.57%					130,612

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	B-	135	130,612

Tobacco 1.73%					399,438

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	350	399,438

Wireless Telecommunication Services 2.25%					518,544

Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	Zero	12-01-06	C	250	97,500
Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	400	421,044

			Credit
Issuer, description			rating (A)	Shares	Value
Preferred stocks 0.16%					$37,785
(Cost $28,672)

Wireless Telecommunication Services 0.16%					37,785

Rural Cellular Corp., 11.3750% Ser B (I)			Ca	33	37,785

6

John Hancock
High Income Fund
Securities owned by the Fund on
November 30, 2005 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate (%)	date	rating (A)	($000)	Value
U.S. government and agencies securities 1.72%					$398,168
(Cost $400,000)

Government U.S. Agency 1.72%					398,168

Federal Home Loan Bank,
Bond	4.625	10-24-07	AAA	400	398,168
	Interest			Par value
Issuer, description, maturity date	rate (%)			($000)	Value
Short-term investments 8.23%					$1,900,000
(Cost $1,900,000)

Government U.S. Agency 8.23%					1,900,000

Federal Home Loan Bank,
Disc Note 12-1-05	Zero		AAA	1,900	1,900,000

Total investments 98.88%					$22,836,962

Other assets and liabilities, net 1.12%					$258,163

Total net assets 100.00%					$23,095,125

7

John Hancock High Income Fund

Footnotes to Schedule of Investments
November 30, 2005 (unaudited)

(A)	Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(G)	Security rated internally by John Hancock Advisers, LLC.

(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I)	Non-income-producing security.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $4,870,853 or 21.09% of the Fund's total net assets as of November 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

8

ASSETS AND LIABILITIES
November 30, 2005
(unaudited)

John Hancock High Income Fund

Assets
Investments at value	(cost $22,280,366)				$22,836,962
Cash					24,349
Receivable for shares sold					132
Interest receivable					432,295
Other assets					1,063
Total assets					23,294,801

Liabilities
Payable for shares repurchased					130,915
Dividends payable					4,454
Payable to affiliates
Management fees					25,721
Distribution and service fees					2,920
Other					5,566
Other payables and accrued expenses					30,100
Total liabilities					199,676

Net assets
Capital paid-in					22,409,206
Accumulated net realized gain on investments					170,041
Net unrealized appreciation of investments					556,596
Distributions in excess of net investment income					(40,718)
Net assets					$23,095,125

Net asset value per share
Based on net asset values and shares outstanding - the Fund has an unlimited number of shares authorized with no par value
Class A	($11,610,704	/	1,177,496	shares)	$9.86
Class B	($7,749,473	/	785,939	shares)	$9.86
Class C	($3,555,294	/	360,542	shares)	$9.86
Class I	($179,654	/	18,219	shares)	$9.86

Maximum offering price per share
Class A 1			($9.86 / 95.5%)		$10.32

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

9

OPERATIONS

For the period ended November 30, 2005 (unaudited) 1

John Hancock High Income Fund

Investment income
Interest	$902,114
Total investment income	902,114

Expenses
Investment management fees	78,997
Class A distribution and service fees	17,684
Class B distribution and service fees	42,524
Class C distribution and service fees	19,162
Class A, B and C transfer agent fees	13,269
Class I transfer agent fees	45
Registration and filing fees	20,767
Custodian fees	16,296
Printing	8,045
Miscellaneous	4,064
Accounting and legal services fees	3,038
Trustees' fees	540
Compliance fees	390
Professional fees	211
Total expenses	225,032
Less expense reductions	(24,516)
Net expenses	200,516

Net investment income	701,598

Realized and unrealized gain (loss)
Net realized gain on investments	114,879
Change in net unrealized appreciation (depreciation) of
of investments	(252,337)

Net realized and unrealized loss	(137,458)
Increase in net assets from operations	$564,140

1 Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

10

John Hancock High Income Fund

CHANGES IN NET ASSETS

	Year ended	Period ended
	5-31-05	11-30-05

Increase (decrease) in net assets
From operations
Net investment income	$1,553,530	$701,598
Net realized gain	92,102	114,879
Change in net unrealized appreciation (depreciation)	558,543	(252,337)
Increase in net assets resulting from operations	2,204,175	564,140

Distributions to shareholders
From net investment income
Class A	(870,811)	(378,114)
Class B	(508,838)	(242,549)
Class C	(224,813)	(109,336)
Class I	(8,964)	(6,084)
	(1,613,426)	(736,083)
From Fund share transactions	(5,429,709)	(1,134,130)

Net assets
Beginning of period	29,240,158	24,401,198
End of period 2	$24,401,198	$23,095,125

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.
2 Includes distributions in excess of net investment of $6,233 and $40,718, respectively.

See notes to financial statements.

11

John Hancock High Income Fund
Financial Highlights
CLASS A

Period ended		5-31-01	1	5-31-02	5-31-03	5-31-04	5-31-05	11-30-05	2

Per share operating performance
Net asset value, beginning of period		$10.00		$9.94	$9.62	$9.84	$9.76	$9.93
Net investment income	3	0.15		0.81	0.69	0.65	0.58	0.31
Net realized and unrealized gain (loss) on investments		(0.07)		(0.27)	0.28	(0.06)	0.19	(0.05)
Total from investment operations		0.08		0.54	0.97	0.59	0.77	0.26
Less distributions
From net investment income		(0.14)		(0.86)	(0.75)	(0.67)	(0.60)	(0.33)
Net asset value, end of period		$9.94		$9.62	$9.84	$9.76	$9.93	$9.86
Total return (%)	4,5	0.89	6	5.63	10.88	6.02	8.04	2.53	6

Ratios and supplemental data
Net assets, end of period (in millions)		$10		$12	$16	$15	$11	$12
Ratio of expenses to average net assets (%)		1.25	7	1.24	1.31	1.31	1.31	1.30	7
Ratio of adjusted expenses to average net assets (%)	8	2.42	7	2.77	1.73	1.56	1.68	1.50	7
Ratio of net investment income to average net assets (%)		5.93	7	8.24	7.36	6.50	5.76	6.13	7
Portfolio turnover (%)		13		113	97	73	25	18

See notes to financial statements.

12

John Hancock High Income Fund
Financial Highlights
CLASS B

Period ended		5-31-01	1	5-31-02	5-31-03	5-31-04	5-31-05	11-30-05	2

Per share operating performance
Net asset value, beginning of period		$10.00		$9.94	$9.62	$9.84	$9.76	$9.93
Net investment income	3	0.13		0.75	0.61	0.58	0.51	0.27
Net realized and unrealized gain (loss) on investments		(0.06)		(0.27)	0.30	(0.06)	0.19	(0.05)
Total from investment operations		0.07		0.48	0.91	0.52	0.70	0.22
Less distributions
From net investment income		(0.13)		(0.80)	(0.69)	(0.60)	(0.53)	(0.29)
Net asset value, end of period		$9.94		$9.62	$9.84	$9.76	$9.93	$9.86
Total return (%)	4,5	0.71	6	4.99	10.11	5.28	7.29	2.17	6

Ratios and supplemental data
Net assets, end of period (in millions)		-	9	$3	$10	$10	$9	$8
Ratio of expenses to average net assets (%)		1.95	7	1.90	2.01	2.01	2.01	2.00	7
Ratio of adjusted expenses to average net assets (%)	8	3.12	7	3.43	2.43	2.26	2.38	2.20	7
Ratio of net investment income to average net assets (%)		5.22	7	7.58	6.53	5.81	5.11	5.43	7
Portfolio turnover (%)		13		113	97	73	25	18

See notes to financial statements.

13

John Hancock High Income Fund
Financial Highlights
CLASS C

Period ended		5-31-01	1	5-31-02	5-31-03	5-31-04	5-31-05	11-30-05	2

Per share operating performance
Net asset value, beginning of period		$10.00		$9.94	$9.62	$9.84	$9.76	$9.93
Net investment income	3	0.13		0.75	0.61	0.58	0.51	0.27
Net realized and unrealized gain (loss) on investments		(0.06)		(0.27)	0.30	(0.06)	0.19	(0.05)
Total from investment operations		0.07		0.48	0.91	0.52	0.70	0.22
Less distributions
From net investment income		(0.13)		(0.80)	(0.69)	(0.60)	(0.53)	(0.29)
Net asset value, end of period		$9.94		$9.62	$9.84	$9.76	$9.93	$9.86
Total return (%)	4,5	0.71	6	4.99	10.11	5.28	7.29	2.17	6

Ratios and supplemental data
Net assets, end of period (in millions)			9	$2	$3	$4	$4	$4
Ratio of expenses to average net assets (%)		1.95	7	1.90	2.01	2.01	2.01	2.00	7
Ratio of adjusted expenses to average net assets (%)	8	3.12	7	3.43	2.43	2.26	2.38	2.20	7
Ratio of net investment income to average net assets (%)		5.22	7	7.58	6.55	5.79	5.11	5.43	7
Portfolio turnover (%)		13		113	97	73	25	18

See notes to financial statements.

14

John Hancock High Income Fund Financial Highlights CLASS I

Period ended		5-31-01 1		5-31-02		5-31-03		5-31-04		5-31-05		11-30-05	2

Per share operating performance
Net asset value, beginning of period		$10.00		$9.94		$9.62		$9.84		$9.76		$9.93
Net investment income	3	0.15		0.83		0.72		0.69		0.62		0.33
Net realized and unrealized gain (loss) on investments		(0.06)		(0.27)		0.28		(0.07)		0.19		(0.06)
Total from investment operations		0.09		0.56		1.00		0.62		0.81		0.27
Less distributions
From net investment income		(0.15)		(0.88)		(0.78)		(0.70)		(0.64)		(0.34)
Net asset value, end of period		$9.94		$9.62		$9.84		$9.76		$9.93		$9.86
Total return (%)	4,5	0.96	6	5.89		11.24		6.40		8.43		2.71	6

Ratios and supplemental data
Net assets, end of period (in millions)		-	9	-	9	-	9	-	9	-	9	-	9
Ratio of expenses to average net assets (%)		0.95	7	0.98		0.98		0.95		0.95		0.95	7
Ratio of adjusted expenses to average net assets (%)	8	2.12	7	2.51		1.40		1.17		1.29		1.14	7
Ratio of net investment income to average net assets (%)		6.23	7	8.49		7.73		6.87		6.20		6.48	7
Portfolio turnover (%)		13		113		97		73		25		18

1 Class A, Class B, Class C and Class I shares began operations on 3-1-01.

2 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Annualized.

8 Does not take into consideration expense reductions during the periods shown. 9 Less than $500,000.

See notes to financial statements.

15

NOTES TO FINANCIAL STATEMENTS

Unaudited

NOTE A Accounting policies
John Hancock High Income Fund (the “Fund”) is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek a high level of current income. The Fund will seek to achieve this objective by investing primarily in debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a

16

syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis. The Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of interest has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $1,613,426. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.65% of the first $1,000,000,000 of the Fund's average daily net asset value, (b) 0.60% of the next $3,000,000,000 and (c) 0.55% of Fund's average daily net asset value in excess of $4,000,000,000. Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). The Adviser will remain the principal adviser on the Fund and Sovereign will act as sub-adviser under the supervision of the Adviser. The restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Adviser has agreed to limit the Fund’s total expenses, excluding the transfer agent fee and distribution and service fees, to 0.90% of the Fund’s average daily net asset value, on annual basis, at least until December 16, 2005. Accordingly, the expense reductions related to the total expense limitation amounted to $22,968 for the period ended November 30, 2005. The Adviser reserves the right to terminate this limitation in the future.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National

17

Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $14,708 with regard to sales of Class A shares. Of this amount, $1,784 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $6,294 was paid as sales commissions to unrelated broker-dealers and $6,630 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $13,398 for Class B shares and $137 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Service”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. Signature Services agreed to limit Class A, Class B and Class C shares’ transfer agent fee to 0.11% of each class’s average daily net asset value at least until December 16, 2005. Accordingly, the expense reductions related to the transfer agent fee limitation amounted to $1,548 for the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period amounted to $3,038. The Fund also paid the Adviser the amount of $200 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 475,929 of Class A, 10,000 of Class B, 10,000 of Class C and 10,000 Class I shares of beneficial interest of the Fund on November 30, 2005.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

18

NOTE C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05 1
	Shares	Amount	Shares	Amount
Class A shares
Sold	403,289	$4,032,484	112,491	$1,120,718
Distributions reinvested	22,175	221,904	14,776	146,884
Repurchased	(836,910)	(8,413,815)	(103,832)	(1,029,622)
Net increase (decrease)	(411,446)	($4,159,427)	23,435	$237,980

Class B shares
Sold	189,550	$1,905,257	41,886	$415,925
Distributions reinvested	28,633	286,253	13,055	129,892
Repurchased	(339,615)	(3,402,287)	(160,399)	(1,591,306)
Net decrease	(121,432)	($1,210,777)	(105,458)	($1,045,489)

Class C shares
Sold	88,025	$882,278	30,104	$300,376
Distributions reinvested	8,967	89,692	4,026	40,044
Repurchased	(111,141)	(1,112,121)	(67,661)	(669,808)
Net decrease	(14,149)	($140,151)	(33,531)	($329,388)

Class I shares
Sold	7,706	$78,292	-	-
Distributions reinvested	242	2,429	278	$2,767
Repurchased	(7)	(75)	-	-
Net increase	7,941	$80,646	278	$2,767

Net decrease	(539,086)	($5,429,709)	(115,276)	($1,134,130)

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

NOTE D
Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005, aggregated $4,609,677 and $3,875,821, respectively.

The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $22,373,751. Gross unrealized appreciation and depreciation of investments aggregated $888,025 and $424,814, respectively, resulting in net unrealized appreciation of $463,211. The difference between book basis and tax basis net unrealized appreciation is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

NOTE E
Proposed reorganization

On September 13, 2005, the Trustees approved the reorganization of Fund into John Hancock High Yield Fund. The reorganization is scheduled to take place after the close of business on December 16, 2005.

19

Shareholder meeting

On December 14, 2005, the shareholders of the Fund approved an Agreement and Plan of Reorganization between the Fund and High Yield Fund. The number of votes cast for and against and that abstained from voting were as follows: 1,390,624 FOR, 49,320 AGAINST and 30,822 ABSTAINED.

The Agreement and Plan of Reorganization provided for the merger of all of the assets and liabilities of the Fund into the acquiring Fund.

20

John Hancock High Income Fund

Trustees
Ronald R. Dion, Chairman
James R. Boyle †
James F. Carlin
Richard P. Chapman Jr.*
William H. Cunningham
Charles L. Ladner *
Dr. John A. Moore *
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox
Vice President and Chief
Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

21

JOHN HANCOCK

Strategic Income Fund

11.30.2005 Semiannual Report

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 19

For more information
page 41

To Our Shareholders,

The mutual fund industry has seen enormous growth over the last several decades. A good half of all American households are now invested in at least one mutual fund and the industry has grown to more than $8 trillion invested in some 7,000-8,000 mutual funds. With this growth, investors and their financial professionals have had access to an increasing array of investment choices -- and greater challenges as they try to find the best-performing funds to fit their investment objectives.

Morningstar, Inc., a major independent analyst of the mutual fund industry, has provided investors and their advisors with an important evaluation tool since 1985, when it launched its “star” rating. Based on certain measurements, the Morningstar Rating for funds reflects each fund’s risk-adjusted return compared to a peer group, designating the results with a certain number of stars, from five stars for the best down to one star. The star ranking system has become the gold standard, with 4- and 5-star funds accounting for the bulk of fund sales.

As good, and important, as this ranking measurement has been, we have long taken issue with part of the process that adjusts performance on broker-sold Class A shares for “loads” -- or up-front commissions. We have argued that this often does not accurately reflect an A share investor’s experience, since they increasingly are purchasing A shares in retirement plans and fee-based platforms that waive the up-front fee.

We are pleased to report that Morningstar has acknowledged this trend and has added a new rating for Class A shares on a no-load basis, called the “Load-Waived A Share” rating, that captures the experience of an investor who is not paying a front-end load. This new rating will better assist our plan sponsors, 401(k) plan participants and clients of financial professionals who invest via fee-based platforms or commit to invest more than a certain dollar amount, in evaluating their choice of mutual funds.

Since being implemented in early December 2005, the impact on our funds has been terrific. Under the new load-waived rating, 11 of our 32 open-end retail mutual funds increased their ratings to either a 4- or 5-star rank. In total, 13 of our funds now have 4- or 5-star rankings on their load-waived A shares, as of November 30, 2005.

We commend Morningstar for its move and urge our shareholders to consider this another tool at your disposal as you and your financial professional are evaluating investment choices.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of November 30, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE

The Fund seeks high
current income by
normally investing
primarily in foreign
government and
corporate debt
securities from
developed and
emerging markets,
U.S. government
and agency securi-
ties and U.S. high
yield bonds.

Over the last six months

■ Global bond performance was muted in response to rising U.S. interest rates and growing inflation concerns.

■ The Fund benefited from its large stake in unhedged, non-dollar- denominated foreign government bonds, particularly Canadian and emerging-market holdings.

■ Security selection within the high-yield segment helped performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 issuers
18.5%	Government of Canada
9.3%	United States Treasury
6.8%	Federal Home Loan Mortgage Corp.
5.8%	Government of Norway
4.2%	Bonos Y Oblig Del Estado
4.0%	Province of Ontario
3.7%	Government of Australia
3.2%	United Mexican States
2.7%	Republic of Colombia
2.4%	Federal Home Loan Bank
As a percentage of net assets on November 30, 2005.

BY FREDERICK L. CAVANAUGH, JR., DANIEL S. JANIS, III, AND JOHN F. ILES, PORTFOLIO MANAGERS, SOVEREIGN ASSET MANAGEMENT LLC

MANAGERS’ REPORT

JOHN HANCOCK Strategic Income Fund

On August 15, 2005, John Iles joined the portfolio management team. Mr. Iles has more than 20 years experience in the securities business and has been with John Hancock since 1999, serving as a high-yield bond trader and supporter of several fixed-income mutual funds.

Although the diverse segments that make up the global bond markets turned in significantly different results during the period, rising U.S. interest rates and growing worries over inflation muted most global bond returns during the six months ended November 30, 2005. Among the best performers were non-dollar-denominated foreign government bonds, including those issued by Canada and some Western European markets. They were helped by a more favorable sovereign interest rate environment, compared with the U.S. market, and the decline in the value of the U.S. dollar relative to other currencies. High-yielding bonds issued by emerging markets -- particularly in Latin America -- also posted solid returns, boosted by rising commodity prices, strong global economic growth and an extended period of low interest rates that fueled investor demand for high-yielding securities. Additionally, emerging markets were helped by the perception of improved fiscal and political conditions. High yield bonds encountered tougher conditions. Initially, they enjoyed good gains as strong economic conditions and still-low interest rates fueled demand for high-yielding securities. More recently, the high yield market has come under pressure in response to emerging inflation-ary pressures, slim credit spreads and worries that a new wave of leveraged-buyout fever would be harmful for bond holders. Although they battled rising interest rates and growing inflation worries, U.S. government bonds managed to eke out modestly positive gains for the period, with higher-yielding agency securities outpacing Treasury bonds.

“...rising U.S. interest rates
and growing worries over
inflation muted most global
bond returns...”

Fred Cavanaugh Dan Janis Jack Iles

Fund performance

For the six months ended November 30, 2005, John Hancock Strategic Income Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 1.75%, 1.39%, 1.39%, 1.94% and 1.60%, respectively, at net asset value. Those returns compared with the 1.20% return of the average multi-sector income fund, according to Lipper, Inc.1 In the same period, the Merrill Lynch AAA U.S. Treasury/Agency Master Index returned -0.64%, the Merrill Lynch High Yield Master II Index returned 2.58% and the Citigroup World Government Bond Index returned -4.94% . Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Please see pages six and seven for longer-term performance information.

Fund performance explained

We believe that the primary factor driving the Fund’s outperformance relative to our Lipper peer group average was sector allocation, a factor which also helps to explain our performance relative to the various benchmarks listed above. In our view, the biggest boost to our returns resulted from our decision to maintain a comparatively large stake in non-dollar, un-hedged, high-quality foreign government bonds, which generally beat out high yield and U.S. Treasury securities during the last 12 months. Topping the list of our best foreign government performers was our stake in Canadian government bonds, which rallied as interest rates in that country rose less than those in the United States and the Canadian dollar strengthening relative to the U.S. dollar. That said, our decisions regarding European government bonds yielded mix results. While most of the European bond markets we emphasized posted gains in local currency terms, those gains were diminished when translated into U.S. dollar terms. That said, about two-thirds of our European holdings were hedged into U.S. dollars and they performed well as that currency strengthened relative to the euro. For similar rea- sons, but to a lesser extent, we lost some ground with our unhedged Japanese holdings, which came under pressure as the yen declined in value compared with the dollar.

“...emerging-market government holdings -- particularly those from Mexico, Brazil and Colombia -- were among our best-performing holdings for the year.”

Country
distribution[2]

United States -- 32%

Canada -- 23%

Japan -- 6%

Norway -- 6%

Spain -- 4%

Mexico -- 4%

Australia -- 4%

New Zealand -- 4%

Colombia -- 3%

Ireland -- 2%

Germany -- 2%

Venezuela -- 2%

All others -- 7%

Our emerging-market government holdings -- particularly those from Mexico, Brazil and Colombia -- were among our best-performing holdings for the year. Mexican bonds continued to be lifted by their credit rating upgrade earlier in the year and ongoing improvements in the country’s economic picture, low inflation and better debt management. Our holdings in the government debt of Brazil, South America’s largest country, also performed quite well as the outlook for its bonds was upgraded in recognition of the country’s tighter fiscal policy, current-account surplus and accelerating economy. Similar economic and creditworthiness improvement also helped Colombia. Finally, our decision to emphasize U.S. government agency securities also provided a bit of a boost to performance, as their higher yields helped them to outpace comparable-duration Treasury securities.

Given our persistent concerns about high valuations, we continued to maintain a relatively small exposure to high-yield corporate bonds. Among our high-yield corporate bond holdings, Rural Cellular, Inc. posted strong gains in response to its decision to pay cash dividends and to merger and acquisition activity in the wireless telecom sector. Our holdings in tobacco company Commonwealth Brands, Inc., performed well when the company announced that it intended to tender for the bonds. In contrast, high energy prices hurt paper companies Stone Container Corp. and Owens-Illinois.

Outlook

Heading into 2006, we’re comfortable with our current sector allocation, emphasizing non-dollar-denominated foreign government bonds while underweighting U.S. government securities and high yield bonds. Even though 2005 saw the dollar experience some of its biggest gains in years, we think its rise resulted more from technical factors than from fundamental shifts. Our view is that the ballooning American trade and current-account deficits will turn the U.S. dollar back to its long-term cyclical decline. That’s because we believe the twin deficits will likely force the Federal Reserve to continue to raise U.S. interest rates in order to attract large amounts of the world’s foreign capital as our chief funding source. Given that backdrop, we believe that U.S. government bonds presently may offer more downside risk than upside reward, so we’re likely to keep our exposure there limited. We also believe that U.S. economic growth will be weaker in 2006, not strong enough to provide adequate support for the tight spreads and high valuations of high yield bonds. At a yield spread of four percentage points over Treasuries, the high-yield corporate market holds little appeal, especially given our outlook for weaker economic conditions.

"...we're comfortable with our current sector allocation, emphasizing non- dollar-denominated foreign government bonds..."

Quality
distribution[2]

AAA -- 65%

AA -- 6%

A -- 1%

BBB -- 4%

BB -- 10%

B -- 8%

CCC -- 1%

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on November 30, 2005.

A LOOK AT PERFORMANCE

For the period ended November 30, 2005

	Class A	Class B	Class C	Class I1	Class R1
Inception date	8-18-86	10-4-93	5-1-98	9-4-01	8-5-03

Average annual returns with maximum sales charge (POP)
One year	-2.61%	-3.54%	0.32%	2.37%	1.77%

Five years	7.10	7.03	7.33	--	--

Ten years	6.87	6.76	--	--	--

Since inception	--	--	5.06	8.52	7.03

Cumulative total returns with maximum sales charge (POP)
Six months	-2.84	-3.57	0.40	1.94	1.60

One year	-2.61	-3.54	0.32	2.37	1.77

Five years	40.93	40.46	42.44	--	--

Ten years	94.40	92.40	--	--	--

Since inception	--	--	45.40	41.42	17.08

SEC 30-day yield as of November 30, 2005
	3.60	3.07	3.07	4.16	3.54

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

	Class B1	Class C1	Class I2	Class R2
Period beginning	11-30-95	5-1-98	9-4-01	8-5-03

Strategic Income Fund	$19,240	$14,540	$14,142	$11,708

Index 1	17,849	15,309	12,220	10,840

Index 2	19,024	14,347	13,988	12,522

Index 3	16,259	15,089	13,774	11,184

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of November 30, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Merrill Lynch AAA U.S. Treasury/Agency Master Index -- Index 1 -- is an unmanaged index of fixed-rate U.S. Treasury and agency securities.

Merrill Lynch High Yield Master II Index -- Index 2 -- is an index composed of U.S. currency high-yield bonds issued by U.S. and non-U.S. issuers.

Citigroup World Government Bond Index -- Index 3 -- is an unmanaged index of bonds issued by governments in the U.S., Europe and Asia.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,017.50	$4.44
Class B	1,013.90	8.06
Class C	1,013.90	8.06
Class I	1,019.40	2.52
Class R	1,016.00	5.85

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on May 31, 2005, with the same investment held until November 30, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 5-31-05	on 11-30-05	ended 11-30-05[1]

Class A	$1,020.50	$4.45
Class B	1,016.90	8.07
Class C	1,017.10	8.07
Class I	1,022.60	2.53
Class R	1,019.30	5.86

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.89%, 1.59%, 1.59%, 0.50% and 1.17% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on November 30, 2005 (unaudited)

This schedule is divided into six main categories: bonds, common stocks, preferred stocks, U.S. government and agencies securities, warrants and short-term investments. Bonds, common stocks, preferred stocks, U.S. government and agencies securities and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 74.71%					$1,128,049,298
(Cost $1,030,394,352)
Airlines 0.00%					150

Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2
(B)(G)(H)(S)	10.910%	08-15-14	D	$1,500	150
Aluminum 0.06%					935,000

Novelis, Inc.,
Sr Note (Canada) (S)	7.250	02-15-15	B	1,000	935,000
Broadcasting & Cable TV 2.60%					39,264,790

Allbritton Communications Co.,
Sr Sub Note	7.750	12-15-12	B-	4,800	4,806,000

Callahan Nordhein-Westfallen GmbH,
Sr Note (Germany) (B)(C)(G)(H)	14.125	07-15-11	D	1,430	40,799

Charter Communications Holdings
LLC/Charter Communications Holdings
Capital Corp.,
Gtd Sr Sec Note (S)	11.000	10-01-15	CCC-	3,100	2,658,250

CSC Holdings, Inc.,
Sr Sub Deb	10.500	05-15-16	B+	3,450	3,682,875

Innova S. de R.L.,
Note (Mexico)	9.375	09-19-13	BB-	5,685	6,310,350

Rogers Cable, Inc.,
Sr Sec Note (Canada) (D)	7.250	12-15-11	BB+	6,750	5,969,841

Shaw Communications, Inc.,
Sr Note (Canada) (D)	6.100	11-16-12	BB+	9,000	7,651,175

Sinclair Broadcast Group, Inc.,
Gtd Sr Sub Note	8.000	03-15-12	B	4,625	4,763,750

XM Satellite Radio, Inc.,
Sr Sec Note	12.000	06-15-10	CCC+	3,006	3,381,750

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Casinos & Gaming 2.56%					$38,601,813

Chukchansi Economic
Development Authority,
Sr Note (S)	8.000%	11-15-13	BB-	$2,330	2,341,650

Isle of Capri Casinos, Inc.,
Sr Sub Note	9.000	03-15-12	B	4,500	4,758,750

Jacobs Entertainment, Inc.,
Gtd Sr Sec Note	11.875	02-01-09	B	4,550	4,840,063

Mandalay Resort Group,
Sr Sub Note (L)	9.375	02-15-10	B+	3,850	4,215,750

Mohegan Tribal Gaming Authority,
Sr Sub Note	8.000	04-01-12	B+	4,450	4,694,750
Sr Sub Note	7.125	08-15-14	B+	800	816,000
Sr Sub Note	6.375	07-15-09	B+	3,750	3,759,375

MTR Gaming Group, Inc.,
Sr Note Ser B	9.750	04-01-10	B+	3,150	3,307,500

Penn National Gaming, Inc.,
Sr Sub Note	6.750	03-01-15	B	2,800	2,709,000

Seneca Gaming Corp.,
Sr Sec Note	7.250	05-01-12	BB-	500	506,875

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-12	B+	6,188	6,652,100
Commodity Chemicals 0.46%					6,930,875

Braskem S.A.,
Note (Brazil) (S)	11.750	01-22-14	BB	2,800	3,409,000

Nova Chemicals Corp.,
Sr Note (Canada)	7.000	05-15-06	BB+	3,500	3,521,875
Construction Materials 0.07%					1,015,000

Votorantim Overseas IV,
Gtd Note (Cayman Islands) (S)	7.750	06-24-20	BBB-	1,000	1,015,000
Consumer Finance 0.83%					12,578,237

Toyota Motor Credit Corp.,
Sr Note (Japan) (D)	0.750	06-09-08	AAA	1,490,000	12,578,237
Diversified Banks 0.72%					10,895,046

Corporacion Andina de Fomento,
Note (Venezuela)	5.200	05-21-13	A	2,600	2,573,371

Landwirtschaftliche Rentenbank,
Gtd Note (Japan) (D)	0.650	09-30-08	AAA	987,000	8,321,675

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities 1.09%					$16,518,949

Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)	8.625%	04-30-13	BBB-	$3,726	4,068,982

Empresa Nacional de Electicidad S.A.,
Bond (Chile)	7.875	02-01-27	BBB-	4,500	4,877,230

Midland Funding Corp. II,
Deb Ser B	13.250	07-23-06	BB-	4,134	4,308,737

PSE&G Energy Holdings LLC,
Note	7.750	04-16-07	BB-	3,200	3,264,000
Foreign Government 56.21%					848,720,155

Australia, Government of,
Bond (Australia) (D)	7.500	09-15-09	AAA	71,245	56,606,701

Bonos Y Oblig Del Estado,
Bond (Spain) (C)	5.350	10-31-11	AAA	18,930	24,857,381
Bond (Spain) (C)	5.000	07-30-12	AAA	10,000	12,988,911
Bond (Spain) (C)	4.200	07-30-13	AAA	20,500	25,553,534

Brazil, Federative Republic of,
Bond Ser 11BR (Japan) (D)	4.750	04-10-07	BB-	620,000	5,348,410
Bond Ser 11RG (Japan) (D)	4.750	04-10-07	BB-	1,593,000	13,741,963

Bundesrepublik Deutschland,
Bond (Germany) (C)	5.000	07-04-12	AAA	16,800	21,866,232

Buoni Poliennali Del Tes,
Bond (Italy) (C)	6.750	02-01-07	AA-	5,500	6,777,892
Bond (Italy) (C)	4.750	02-01-13	Aa2	14,250	18,269,747

Canada, Government of,
Bond (Canada) (D)	8.750	12-01-05	AAA	52,000	44,500,928
Bond (Canada) (D)	7.000	12-01-06	AAA	45,000	39,718,840
Bond (Canada) (D)	6.000	06-01-08	AAA	10,000	9,003,808
Bond (Canada) (D)	6.000	06-01-11	AAA	35,050	33,052,370
Bond (Canada) (D)	5.750	06-01-29	AAA	35,525	37,294,638
Bond (Canada) (D)	5.500	06-01-09	AAA	49,000	44,203,782
Bond (Canada) (D)	5.500	06-01-10	AAA	33,425	30,504,835
Bond (Canada) (D)	4.500	09-01-07	AAA	22,000	19,059,450
Treasury Bill (Canada) (D)(G)	Zero	08-10-06	AAA	26,000	21,704,009

Chile, Republic of,
Bond (Chile) (L)	5.500	01-15-13	A	3,000	3,072,900

Colombia, Republic of,
Bond (Colombia)	9.750	04-09-11	BB+	17,150	19,208,139
Note (Colombia) (C)	11.500	05-31-11	BB	14,180	21,732,774

Germany, Federal Republic of,
Bond (Germany) (C)	5.000	01-04-12	AAA	7,450	9,655,351

Ireland, Government of,
Bond (Ireland) (C)	5.000	04-18-13	AAA	13,500	17,697,769
Deb (Ireland) (C)	4.600	04-18-16	AAA	9,500	12,315,923

See notes to
financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Foreign Government (continued)

Mexican States, United,
Bond (Mexico)	11.375%	09-15-16	BBB	$3,800	$5,576,500
Note (Mexico)	8.375	01-14-11	BBB	7,200	8,215,200
Note (Mexico) (C)	7.375	03-13-08	BBB	7,560	9,733,741
Note (Mexico)	6.375	01-16-13	BBB	8,650	9,134,400
Treasury Bill Ser BI (Mexico) (D)(G)	Zero	02-02-06	A-	166,000	15,443,342

New Zealand, Government of,
Bond (New Zealand) (D)	6.500	02-15-06	AAA	30,165	21,183,244

Norway, Government of,
Bond (Norway) (D)	6.750	01-15-07	AAA	136,800	21,161,388
Bond (Norway) (D)	6.000	05-16-11	AAA	244,000	40,268,852
Bond (Norway) (D)	5.000	05-15-15	AAA	158,000	25,453,841

Ontario, Province of,
Bond (New Zealand) (D)	5.750	03-03-08	AA	10,600	7,228,657
Deb (Canada) (D)	5.900	03-08-06	AA	30,900	26,651,663
Deb (Canada) (D)	5.000	03-08-14	AA	20,750	18,745,407
Note (New Zealand) (D)	6.250	06-16-15	AA	10,600	7,218,077

Panama, Republic of,
Note (Panama) (L)	7.250	03-15-15	BB	4,400	4,646,400

Peru, Republic of,
Bond (Peru)	9.875	02-06-15	BB	4,350	5,372,250
Bond (Peru)	9.125	01-15-08	BB	5,725	6,154,375

Philippines, Republic of,
Bond (Philippines)	9.375	01-18-17	BB-	7,000	7,883,750
Bond (Philippines) (C)	9.125	02-22-10	BB-	11,550	15,421,115

United Kingdom, Government of,
Treasury Bond (United Kingdom) (D)	4.500	03-07-07	AAA	9,300	16,129,252

Venezuela, Republic of,
Note (Venezuela) (M)	8.500	10-08-14	B+	8,250	8,831,625
Sr Note (Venezuela) (C)	11.000	03-05-08	B+	14,500	19,530,789
Industrial Conglomerates 0.00%					0

Centaur Mining & Exploration Ltd.,
Sr Note (Australia) (B)(G)(H)	11.000	12-01-07	D	2,500	0
Industrial Machinery 0.18%					2,678,000

Manitowoc Co., Inc.,
Sr Note	7.125	11-01-13	B+	2,600	2,678,000
Integrated Oil & Gas 1.05%					15,903,025

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	3,800	4,370,000
Gtd Note	8.500	02-15-08	BBB	7,000	7,479,500
Gtd Note (L)	7.375	12-15-14	BBB	3,675	4,053,525

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage 2.23%					$33,662,337

General Electric Capital Corp.,
Global Medium Term Note Ser A
(New Zealand) (D)	6.625%	02-04-10	AAA	$25,300	17,452,671
Medium Term Note (Japan) (D)	0.550	10-14-08	AAA	1,441,000	12,049,376

Rabobank Nederland,
Note (Japan) (D)	0.200	06-20-08	AAA	500,000	4,160,290
Metal & Glass Containers 0.71%					10,792,000

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	2,475	2,574,000

Owens-Brockway Glass Container, Inc.,
Sr Note	8.250	05-15-13	B	3,200	3,304,000
Sr Sec Note	8.875	02-15-09	BB-	4,680	4,914,000
Multi-Utilities & Unregulated Power	0.12%				1,765,574

Salton Sea Funding Corp.,
Gtd Sr Sec Bond Ser F	7.475	11-30-18	BB+	862	937,134
Sr Sec Note Ser C	7.840	05-30-10	BB+	795	828,440
Oil & Gas Drilling 0.06%					948,379

Parker Drilling Co.,
Gtd Sr Note Ser B (L)	10.125	11-15-09	B-	913	948,379
Oil & Gas Exploration & Production	0.62%				9,398,355

Chesapeake Energy Corp.,
Sr Note	7.750	01-15-15	BB	2,500	2,643,750
Sr Note	6.875	01-15-16	BB	6,721	6,754,605
Paper Packaging 1.18%					17,749,735

Kappa Beheer BV,
Gtd Sr Sub Note (Netherlands) (C)	10.625	07-15-09	B-	5,850	7,172,735

MDP Acquisitions Plc,
Sr Note (Ireland)	9.625	10-01-12	B-	4,300	4,257,000

Stone Container Corp.,
Sr Note	9.750	02-01-11	CCC+	1,800	1,822,500
Sr Note	9.250	02-01-08	CCC+	2,000	2,060,000
Sr Note	8.375	07-01-12	CCC+	2,500	2,437,500
Paper Products 0.15%					2,231,250

Longview Fibre Co.,
Sr Sub Note	10.000	01-15-09	B+	2,125	2,231,250
Pharmaceuticals 0.52%					7,787,054

Pfizer, Inc.,
Bond (Japan) (D)	0.800	03-18-08	AAA	925,000	7,787,054
Real Estate Investment Trusts 0.04%					604,500

Omega Healthcare Investors, Inc.,
Sr Note	7.000	04-01-14	BB-	600	604,500

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Regional Banks 0.46%					$6,985,731

Colonial Bank,
Sub Note	9.375%	06-01-11	BBB-	$3,650	4,269,927

CSBI Capital Trust I,
Sub Cap Inc Ser A (B)(G)	11.750	06-06-27	B-	2,340	2,715,804
Specialized Finance 1.75%					26,355,309

Kreditanstalt fuer Wiederaufbau,
Gtd Bond (Japan) (D)	1.850	09-20-10	AAA	1,500,000	13,192,040

Oesterreichische Kontrollbank AG,
Gtd Bond (Japan) (D)	1.800	03-22-10	AAA	1,500,000	13,163,269
Tobacco 0.35%					5,306,812

Commonwealth Brands, Inc.,
Sr Sec Sub Note (G)(S)	10.625	09-01-08	B	4,650	5,306,812
Wireless Telecommunication Services	0.69%				10,421,222

America Movil S.A. de C.V.,
Bond (Mexico) (D)	9.000	01-15-16	BBB+	65,700	6,124,436

Grupo Iusacell S.A. de C.V.,
Sr Note (Mexico) (H)	14.250	12-01-06	C	4,000	1,560,000

Nextel Communications, Inc.,
Sr Note Ser D	7.375	08-01-15	A-	2,600	2,736,786

Issuer				Shares	Value

Common stocks 1.29%					$19,437,803
(Cost $17,886,009)
Diversified Commercial Services 0.00%					1,027

SpinCycle, Inc. (B)(I)				667	1,027
Food Retail 0.00%					15,400

TLC Beatrice International Holdings, Inc. (B)(I)(K)				20,000	15,400
Gold 0.61%					9,224,000

Newmont Mining Corp.				200,000	9,224,000
Integrated Telecommunication Services 0.05%					787,684

Deutsche Telekom AG, American Depositary
Receipt (Germany)				8,253	136,917

Manitoba Telecom Services, Inc. (Canada) (I)				910	31,695

Versatel Telecom International N.V.
(Netherlands) (C)(I)				590,005	619,072
Precious Metals & Minerals 0.38%					5,697,000

Pan American Silver Corp. (Canada) (I)				300,000	5,697,000

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Issuer		Shares	Value
Wireless Telecommunication Services 0.25%			$3,712,692

NII Holdings, Inc. (I)		69,572	3,022,903

USA Mobility, Inc. (I)		25,267	689,789

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 0.47%			$7,172,150
(Cost $7,793,117)
Environmental Services 0.32%			4,802,000

Allied Waste Industries, Inc., 6.25%, Ser C, Conv	B	100,000	4,802,000
Marine 0.00%			0

Pacific & Atlantic Holdings, Inc., 7.50% (B)(G)	CCC	100,913	0
Wireless Telecommunication Services 0.15%			2,370,150

Rural Cellular Corp., 11.375%, Ser B (I)	Ca	2,070	2,370,150

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agencies securities 20.02%					$302,303,768

(Cost $297,287,162)
Government U.S. 9.29%					140,301,319

United States Treasury,
Bond (L)	9.250%	02-15-16	AAA	$27,600	37,915,500
Bond (L)	8.125	08-15-19	AAA	17,225	23,028,344
Note (L)	6.125	08-15-07	AAA	67,200	69,074,275
Note (L)	5.000	08-15-11	AAA	10,000	10,283,200
Government U.S. Agency	10.73%				162,002,449

Federal Home Loan Bank,
Bond	4.625	10-24-07	AAA	15,000	14,931,285
Bond	4.000	03-10-08	AAA	14,300	14,077,707
Bond	3.200	11-29-06	AAA	7,625	7,516,626

Federal Home Loan Mortgage Corp.,
Note	5.100	11-14-08	AAA	19,940	19,905,065
Note	5.020	03-22-12	AAA	12,250	12,105,327
Note	4.625	08-22-08	AAA	15,000	14,876,385
Note	4.500	08-22-07	AAA	30,000	29,839,200
Note	3.800	06-28-07	AAA	14,750	14,550,993
Note	3.350	11-09-07	AAA	12,000	11,703,108

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	5.500	05-15-33	AAA	7,671	7,655,785

Tennessee Valley Authority,
Bond	4.875	12-15-16	AAA	14,500	14,840,968

See notes to
financial statements.

F I N A N C I A L   S TAT E M E N T S

Issuer		Shares	Value

Warrants 0.00%			$73,733
(Cost $647,943)
Integrated Telecommunication Services 0.00%			73,733

COLT Telecom Plc (United Kingdom) (B)(I)(S)		5,000	64,198

NTL, Inc.		28,043	9,535

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 2.21%			$33,340,000
(Cost $33,340,000)
Joint Repurchase Agreement 2.21%			33,340,000

Investment in a joint repurchase agreement transaction
with UBS Warburg, Inc. -- Dated 11-30-05 due
12-1-05 (secured by U.S. Treasury Inflation Indexed
Bonds 3.375% and 3.625% due 4-15-28 and
4-15-32 and U.S. Treasury Inflation Indexed Note
1.625% due 1-15-15)	3.950%	$33,340	33,340,000

Total investments 98.70%			$1,490,376,752

Other assets and liabilities, net 1.30%			$19,589,629

Total net assets 100.00%			$1,509,966,381

(A)	Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available, unless indicated otherwise.
(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.
(C)	Parenthetical disclosure of a country in the security description represents country of issuer; however, the security is euro-denominated.
(D)	Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.
(G)	Security rated internally by John Hancock Advisers, LLC.
(H)	Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(I)	Non-income-producing security.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments (continued)

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund’s by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows:

			Value as a
			percentage
	Acquisition	Acquisition	of Fund’s	Value as of
Issuer, description	date	cost	net assets	November 30, 2005
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
TLC Beatrice International Holdings, Inc.,
Common Stock	11-25-87	$54,400	0.00%	$15,400

(L)	All or a portion of this security is on loan as of November 30, 2005.

(M)	This security having an aggregate value of $4,710,200, or 0.31% of the Fund’s net assets, has been purchased as a forward commitment -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments.

Accordingly, the market value of $5,306,812 of Commonwealth Brands, Inc., 10.625%, 9-1-08 has been segregated to cover the forward commitment.

(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $26,451,142 or 1.75% of the Fund’s net assets as of November 30, 2005.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated, unless indicated otherwise.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

November 30, 2005 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments at value (cost $1,387,348,583)
including $155,961,351 of securities loaned	$1,490,376,752
Cash	409
Receivable for shares sold	1,473,694
Receivable for forward foreign currency
exchange contracts	307,568
Dividends and interest receivable	29,633,294
Other assets	88,732
Total assets	1,521,880,449

Liabilities
Payable for investments purchased	4,795,817
Payable for shares repurchased	4,582,565
Dividends payable	162,203
Payable for forward foreign currency exchange contracts	1,198,402
Payable to affiliates
Management fees	442,232
Distribution and service fees	134,691
Other	257,363
Other payables and accrued expenses	340,795
Total liabilities	11,914,068

Net assets
Capital paid-in	1,557,854,276
Accumulated net realized loss on investments,
financial futures contracts and foreign
currency transactions	(132,169,272)
Net unrealized appreciation of investments
and translation of assets and liabilities
in foreign currencies	101,947,369
Distributions in excess of net investment income	(17,665,992)
Net assets	$1,509,966,381

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($801,026,287 ÷ 115,367,081 shares)	$6.94
Class B ($415,713,494 ÷ 59,869,567 shares)	$6.94
Class C ($282,786,238 ÷ 40,730,273 shares)	$6.94
Class I ($8,356,754 ÷ 1,203,593 shares)	$6.94
Class R ($2,083,608 ÷ 300,028 shares)	$6.94

Maximum offering price per share
Class A1 ($6.94 ÷ 95.5%)	$7.27

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the period ended November 30, 2005 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operat- ing the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$38,502,100
Dividends (net of foreign withholding taxes of $172)	234,972
Securities lending	182,037
Total investment income	38,919,109

Expenses
Investment management fees	2,716,169
Class A distribution and service fees	1,185,993
Class B distribution and service fees	2,216,183
Class C distribution and service fees	1,426,647
Class R distribution and service fees	3,583
Class A, B and C transfer agent fees	1,025,479
Class I transfer agent fees	1,502
Class R transfer agent fees	1,542
Custodian fees	249,693
Accounting and legal services fees	189,802
Printing	64,659
Registration and filing fees	63,031
Trustees’ fees	52,098
Miscellaneous	51,323
Professional fees	34,976
Compliance fees	16,020
Securities lending	8,302
Interest	117
Total expenses	9,307,119
Net investment income	29,611,990

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	19,041,050
Financial futures contracts	(688,269)
Foreign currency transactions	18,106,272
Change in net unrealized appreciation (depreciation) of
Investments	(33,366,701)
Financial futures contracts	2,434,165
Translation of assets and liabilities in foreign currencies	(9,740,051)
Net realized and unrealized loss	(4,213,534)
Increase in net assets from operations	$25,398,456

1 Semiannual period from 6-1-05 through 11-30-05.

See notes to financial statements.

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Period
	ended	ended
	5-31-05	11-30-05[1]

Increase (decrease) in net assets
From operations
Net investment income	$61,437,922	$29,611,990
Net realized gain	11,276,323	36,459,053
Change in net unrealized
appreciation (depreciation)	68,955,663	(40,672,587)
Increase in net assets resulting
from operations	141,669,908	25,398,456
Distributions to shareholders
From net investment income
Class A	(36,326,230)	(19,321,629)
Class B	(22,320,832)	(9,284,823)
Class C	(12,470,127)	(5,973,538)
Class I	(135,215)	(157,461)
Class R	(11,963)	(33,196)
From net realized gain
Class A	(3,818,024)	--
Class B	(2,736,646)	--
Class C	(1,527,517)	--
Class I	(14,927)	--
Class R	(1,289)	--
	(79,362,770)	(34,770,647)
From Fund share transactions	(16,821,971)	8,055,739

Net assets
Beginning of period	1,465,797,666	1,511,282,833
End of period[2]	$1,511,282,833	$1,509,966,381

[1] Semiannual period from 6-1-05 through 11-30-05. Unaudited. [2] Includes distributions in excess of net investment income of $12,507,335 and $17,665,992, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	5-31-01	5-31-02[1]	5-31-03	5-31-04	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$6.97	$6.61	$6.49	$7.08	$6.69	$6.99
Net investment income[3]	0.57	0.46	0.38	0.35	0.31	0.15
Net realized and unrealized
gain (loss) on investments	(0.36)	(0.07)	0.65	(0.19)	0.39	(0.02)
Total from
investment operations	0.21	0.39	1.03	0.16	0.70	0.13
Less distributions
From net investment income	(0.56)	(0.46)	(0.44)	(0.40)	(0.36)	(0.18)
From net realized gain	--	--	--	(0.15)	(0.04)	--
From capital paid-in	(0.01)	(0.05)	--	--	--	--
	(0.57)	(0.51)	(0.44)	(0.55)	(0.40)	(0.18)
Net asset value, end of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.94
Total return[4] (%)	3.15	6.22	16.50	2.23	10.58	1.75[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$512	$508	$595	$657	$764	$801
Ratio of expenses
to average net assets (%)	0.93	0.93	0.95	0.90	0.90	0.89[6]
Ratio of net investment income
to average net assets (%)	8.40	7.06	5.82	5.10	4.48	4.21[6]
Portfolio turnover (%)	48	69	71	42	29	20

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	5-31-01	5-31-02[1]	5-31-03	5-31-04	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$6.97	$6.61	$6.49	$7.08	$6.69	$6.99
Net investment income[3]	0.52	0.42	0.34	0.31	0.26	0.13
Net realized and unrealized
gain (loss) on investments	(0.35)	(0.08)	0.64	(0.20)	0.39	(0.03)
Total from
investment operations	0.17	0.34	0.98	0.11	0.65	0.10
Less distributions
From net investment income	(0.52)	(0.42)	(0.39)	(0.35)	(0.31)	(0.15)
From net realized gain	--	--	--	(0.15)	(0.04)	--
From capital paid-in	(0.01)	(0.04)	--	--	--	--
	(0.53)	(0.46)	(0.39)	(0.50)	(0.35)	(0.15)
Net asset value, end of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.94
Total return[4] (%)	2.44	5.49	15.69	1.52	9.81	1.39[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$555	$556	$613	$529	$460	$416
Ratio of expenses
to average net assets (%)	1.63	1.63	1.65	1.60	1.60	1.59[6]
Ratio of net investment income
to average net assets (%)	7.69	6.36	5.13	4.41	3.79	3.51[6]
Portfolio turnover (%)	48	69	71	42	29	20

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	5-31-01	5-31-02[1]	5-31-03	5-31-04	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$6.97	$6.61	$6.49	$7.08	$6.69	$6.99
Net investment income[3]	0.52	0.42	0.33	0.31	0.26	0.13
Net realized and unrealized
gain (loss) on investments	(0.35)	(0.08)	0.65	(0.20)	0.39	(0.03)
Total from
investment operations	0.17	0.34	0.98	0.11	0.65	0.10
Less distributions
From net investment income	(0.52)	(0.42)	(0.39)	(0.35)	(0.31)	(0.15)
From net realized gain	--	--	--	(0.15)	(0.04)	--
From capital paid-in	(0.01)	(0.04)	--	--	--	--
	(0.53)	(0.46)	(0.39)	(0.50)	(0.35)	(0.15)
Net asset value, end of period	$6.61	$6.49	$7.08	$6.69	$6.99	$6.94
Total return[4] (%)	2.43	5.49	15.69	1.52	9.81	1.39[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$69	$121	$256	$279	$282	$283
Ratio of expenses
to average net assets (%)	1.63	1.64	1.65	1.60	1.60	1.59[6]
Ratio of net investment income
to average net assets (%)	7.65	6.35	4.99	4.39	3.79	3.51[6]
Portfolio turnover (%)	48	69	71	42	29	20

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	5-31-02[1,7]	5-31-03	5-31-04	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$6.61	$6.49	$7.08	$6.69	$6.99
Net investment income[3]	0.35	0.50	0.34	0.33	0.16
Net realized and unrealized
gain (loss) on investments	(0.08)	0.56	(0.17)	0.39	(0.02)
Total from
investment operations	0.27	1.06	0.17	0.72	0.14
Less distributions
From net investment income	(0.36)	(0.47)	(0.41)	(0.38)	(0.19)
From net realized gain	--	--	(0.15)	(0.04)	--
From capital paid-in	(0.03)	--	--	--	--
	(0.39)	(0.47)	(0.56)	(0.42)	(0.19)
Net asset value, end of period	$6.49	$7.08	$6.69	$6.99	$6.94
Total return[4] (%)	4.34[5]	16.97	2.41	11.00	1.94[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]	--[8]	$1	$4	$8
Ratio of expenses
to average net assets (%)	0.60[6]	0.55	0.48	0.53	0.50[6]
Ratio of net investment income
to average net assets (%)	7.39[6]	6.29	5.14	4.85	4.55[6]
Portfolio turnover (%)	69	71	42	29	20

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S

CLASS R SHARES

Period ended	5-31-04[7]	5-31-05	11-30-05[2]

Per share operating performance
Net asset value,
beginning of period	$6.83	$6.69	$6.99
Net investment income[3]	0.26	0.29	0.14
Net realized and unrealized
gain (loss) on investments	0.05	0.39	(0.02)
Total from
investment operations	0.31	0.68	0.12
Less distributions
From net investment income	(0.30)	(0.34)	(0.17)
From net realized gain	(0.15)	(0.04)	--
	(0.45)	(0.38)	(0.17)
Net asset value, end of period	$6.69	$6.99	$6.94
Total return[4] (%)	4.42[5]	10.36	1.60[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	--[8]	$1	$2
Ratio of expenses
to average net assets (%)	1.38[6]	1.08	1.17[6]
Ratio of net investment income
to average net assets (%)	4.66[6]	4.29	3.93[6]
Portfolio turnover (%)	42	29	20

[1]	As required, effective 6-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 5-31-02, was to decrease net invest- ment income per share by $0.03, decrease net realized and unrealized losses per share by $0.03 and, had the Fund not made these changes to amortization and accretion, the annualized ratio of net investment income to average net assets would have been 7.59%, 6.89%, 6.88% and 7.92% for Class A, Class B, Class C and Class I shares, respectively. Per share ratios and supplemental data for the periods prior to 6-1-01, have not been restated to reflect this change in presentation.

[2]	Semiannual period from 6-1-05 through 11-30-05. Unaudited.

[3]	Based on the average of the shares outstanding.

[4]	Assumes dividend reinvestment and does not reflect the effect of sales charges.

[5]	Not annualized.

[6]	Annualized.

[7]	Class I and Class R shares began operations on 9-4-01 and 8-5-03, respectively.

[8]	Less than $500,000.

See notes to financial statements.

NOTES TO STATEMENTS

Unaudited

Note A Accounting policies
John Hancock Strategic Income Fund (the “Fund”) is a diversified series of John Hancock Strategic Series, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve a high level of current income.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S.

dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable. Some securities may be purchased on a “when-used” or “forward commitment” basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2005, the Fund loaned securities having a market value of $155,961,351 collateralized by securities in the amount of $160,714,269. Securities lending expenses are paid by the Fund to the Adviser.

Financial futures contracts

The Fund may buy and sell financial futures contracts. Buying futures tends to increase the Fund’s exposure to the underlying instrument. Selling futures tends to decrease the Fund’s exposure to the underlying instrument or hedge other Fund’s instruments. At the time the Fund enters into a financial futures contracts, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as “initial margin,” equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments to and from the broker, known as “variation margin,” are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments arising from this “mark to market” are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into financial futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the ben-efits of closing out financial futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund’s gains and/or losses can be affected as a result of financial futures contracts.

The Fund had no open financial futures contracts on November 30, 2005.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had the following open forward foreign currency exchange contracts on

November 30, 2005:

	PRINCIPAL AMOUNT	EXPIRATION	APPRECIATION
CURRENCY	COVERED BY CONTRACT	MONTH	(DEPRECIATION)

Sells
Euro	193,230,000	January 2006	($554,250)
British Pound Sterling	9,400,000	April 2006	307,568
New Zealand Dollar	159,400,000	January 2006	(644,152)
			($890,834)

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $158,888,741 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: May 31, 2006 --$1,008,800, May 31, 2007 -- $1,503,470, May 31, 2008 -- $6,667,465, May 31, 2009 --$19,893,294, May 31, 2010 -- $54,670,046, May 31, 2011 -- $29,326,320, May 31, 2012 --$24,542,934 and May 31, 2013 -- $21,276,412.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. The Fund may place a security on non-accrual status and reduce related investment income by ceasing current accruals or writing off interest, or dividends receivable when the collection of income has become doubtful. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended May 31, 2005, the tax character of distributions paid was as follows: ordinary income $79,362,770. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others
The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.60% of the first $100,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $150,000,000, (c) 0.40% of the next $250,000,000, (d) 0.35% of the next $150,000,000 and (e) 0.30% of the Fund’s average daily net asset value in excess of $650,000,000. Effective December 31, 2005, the investment management teams of the Adviser will be reorganized into Sovereign Asset Management LLC (“Sovereign”). The Adviser will remain the principal adviser on the Fund and Sovereign will act as subadviser under the supervision of the Adviser. This restructuring will not have an impact on the Fund, which will continue to be managed using the same investment philosophy and process. The Fund will not be responsible for payment of the subadvisory fees.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the period ended November 30, 2005, JH Funds received net up-front sales charges of $1,009,731 with regard to sales of Class A shares. Of this amount, $116,250 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $698,801 was paid as sales commissions to unrelated broker-dealers and $194,680 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended November 30, 2005, CDSCs received by JH Funds amounted to $453,926 for Class B shares and $11,142 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”),

an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of Class I shares average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015% of Class R shares average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by greater than 0.05% . There were no transfer agent fee reductions during the period ended November 30, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation  for the period amounted to $189,802. The Fund also paid the Adviser the amount of $374 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affili-ated Trustee of the Fund and is compensated by the Adviser and/or its affiliates. The compensation of unaffil-iated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 5-31-05		Period ended 11-30-05[1]
	Shares	Amount	Shares	Amount

Class A shares
Sold	30,751,617	$215,004,547	15,542,598	$108,874,295
Distributions reinvested	4,075,341	28,440,586	2,014,567	14,102,142
Repurchased	(23,708,482)	(164,432,180)	(11,574,751)	(81,065,879)
Net increase	11,118,476	$79,012,953	5,982,414	$41,910,558

Class B shares
Sold	6,732,935	$46,980,336	2,404,646	$16,853,981
Distributions reinvested	2,280,159	15,894,275	853,131	5,972,822
Repurchased	(22,122,659)	(153,922,546)	(9,288,683)	(64,976,788)
Net decrease	(13,109,565)	($91,047,935)	(6,030,906)	($42,149,985)

Class C shares
Sold	6,857,938	$47,951,582	3,708,300	$25,988,574
Distributions reinvested	1,321,941	9,216,126	576,931	4,038,898
Repurchased	(9,396,545)	(65,176,013)	(3,975,570)	(27,838,662)
Net increase (decrease)	(1,216,666)	($8,008,305)	309,661	$2,188,810

Class I shares
Sold	536,281	$3,733,545	690,120	$4,838,468
Distributions reinvested	17,912	126,023	19,434	135,968
Repurchased	(158,140)	(1,077,441)	(59,396)	(414,861)
Net increase	396,053	$2,782,127	650,158	$4,559,575

Class R shares
Sold	66,027	$463,323	268,836	$1,890,423
Distributions reinvested	1,023	7,203	3,954	27,657
Repurchased	(4,437)	(31,337)	(53,227)	(371,299)
Net increase	62,613	$439,189	219,563	$1,546,781

Net increase (decrease)	(2,749,089)	($16,821,971)	1,130,890	$8,055,739

1 Semiannual period from 6-1-05 through 11-30-05. Unaudited.

Note D Investment transactions
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended November 30, 2005,  aggregated $292,394,697 and $282,486,857, respectively. Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $45,330,375 and none, respectively, during the period ended November 30, 2005. The cost of investments owned on November 30, 2005, including short-term investments, for federal income tax purposes, was $1,406,784,623. Gross unrealized appreciation and depreciation of investments aggregated $115,961,989 and $32,369,860, respectively, resulting in net unrealized appreciation of $83,592,129. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to amortization of premiums and accretion of discounts on debt securities.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Strategic Income Fund
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Strategic Series (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Strategic Income Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently higher than the median and average performance of its Universe and the performance of its benchmark index, the Lipper Multi-Sector Income Funds Index, for the time periods under review.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the Fund’s total operating expense ratio has been historically lower than the median total operating expense ratio of its Universe.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

OUR FAMILY OF FUNDS

Equity	Balanced Fund
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Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
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Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Financial Industries Fund
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Income	Bond Fund
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Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291.
Please read the prospectus carefully before investing or sending money.

ELECTRONIC DELIVERY

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A wealth of information -- www.jhfunds.com

View the latest information for your account.

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Use our online calculators to help you with your
financial goals.

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Access forms, applications and tax information.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees
Ronald R. Dion, Chairman
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and
Chief Executive Officer
William H. King
Vice President and Treasurer
Francis V. Knox, Jr
Vice President and
Chief Compliance Officer
John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Sovereign Asset Management LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Strategic Income Fund.

910SA 11/05 1/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, November 30, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective May 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a)	Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b)	Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post- trade reporting and a 30 day hold requirement for all employees.

(c)	A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds - Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Strategic Series

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: January 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: January 27, 2006